COMMON STOCK (Details Narrative) - USD ($)		12 Months Ended
	Jul. 08, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Jul. 06, 2017	Apr. 01, 2016
Common Stock, Par Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		250,000,000	250,000,000	250,000,000
Common Stock, Shares Issued		89,504,000	89,336,000	89,036,000
Common stock, shares outstanding		89,504,000	89,336,000	89,036,000
Proceeds from issuance of common shares		$ 50,400
Consulting Agreement Member] | LP Funding [Member]
Restricted share issued						300,000
Restricted shares, valued						$ 90,000
Chief Financial Officer [Member]
Common Stock, Par Value Per Share					$ 0.3
Common Stock, Shares Issued					168,000
Proceeds from issuance of common shares	$ 50,400